Financial Information by Segment (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of the Relative Size of Net Sales Recognized in each Reportable Segment
The following table shows the relative size of the net sales recognized in each of the Company’s reportable segments:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Rubber	65%	64%	65%	64%
Specialty	35%	36%	35%	36%

Schedule of Segment Information
Segment reconciliation for the three months ended June 30, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Net sales from external customers	$259,731	$139,285	$—	$399,016
Adjusted EBITDA	$40,493	$31,035	$—	$71,528
Corporate charges	—	—	(4,501)	(4,501)
Depreciation and amortization of intangible assets and property, plant and equipment	(14,213)	(11,191)	—	(25,404)
Excluding equity in earnings of affiliated companies, net of tax	(153)	—	—	(153)
Income from operations before income tax expense and finance costs	26,127	19,844	(4,501)	41,470
Interest and other financial expense, net	—	—	(7,566)	(7,566)
Income tax expense	—	—	(9,309)	(9,309)
Equity in earnings of affiliated companies, net of tax	153	—	—	153
Net income				$24,748

2018
Net sales from external customers	$248,915	$142,671	$—	$391,586
Adjusted EBITDA	$35,923	$45,225	$—	$81,148
Corporate charges	—	—	25,692	25,692
Depreciation and amortization of intangible assets and property, plant and equipment	(14,470)	(9,769)	—	(24,239)
Excluding equity in earnings of affiliated companies, net of tax	(144)	—	—	(144)
Income from operations before income tax expense and finance costs	21,309	35,456	25,692	82,457
Interest and other financial expense, net	—	—	(8,777)	(8,777)
Income tax expense	—	—	(20,743)	(20,743)
Equity in earnings of affiliated companies, net of tax	144	—	—	144
Net income				$53,081

Segment reconciliation for the six months ended June 30, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Net sales from external customers	$512,859	$270,871	$—	$783,730
Adjusted EBITDA	$75,658	$60,437	$—	$136,095
Corporate charges	—	—	(10,137)	(10,137)
Depreciation and amortization of intangible assets and property, plant and equipment	(27,978)	(21,521)	—	(49,499)
Excluding equity in earnings of affiliated companies, net of tax	(290)	—	—	(290)
Income from operations before income tax expense and finance costs	47,390	38,916	(10,137)	76,169
Interest and other financial expense, net	—	—	(14,009)	(14,009)
Income tax expense	—	—	(18,748)	(18,748)
Equity in earnings of affiliated companies, net of tax	290	—	—	290
Net income				$43,702

2018
Net sales from external customers	$513,943	$284,342	$—	$798,285
Adjusted EBITDA	$71,579	$85,561	$—	$157,140
Corporate charges	—	—	19,972	19,972
Depreciation and amortization of intangible assets and property, plant and equipment	(29,374)	(19,655)	—	(49,029)
Excluding equity in earnings of affiliated companies, net of tax	(293)	—	—	(293)
Income from operations before income tax expense and finance costs	41,912	65,906	19,972	127,790
Interest and other financial expense, net	—	—	(17,159)	(17,159)
Income tax expense	—	—	(31,089)	(31,089)
Equity in earnings of affiliated companies, net of tax	293	—	—	293
Net income				$79,835